Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction) (Detail) - Westernbank Puerto Rico - Acquired loans in an FDIC assisted transaction - ASC Subtopic 310-30 - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Accretable yield
Beginning Balance	$ 1,271,337		$ 1,309,205
Accretion	(202,966)		(284,472)
Change In Expected Cash Flows	44,087		246,604
Ending Balance	1,112,458		1,271,337
Carrying amount of loans
Beginning Balance	2,444,172		2,827,947
Accretion	202,966		284,472
Collections	(672,637)		(668,247)
Ending Balance	1,974,501	[1]	2,444,172
Less: Allowance for loan losses	(63,563)	[1]	(78,846)
Carrying amount, net of allowance	1,910,938	[1]	2,365,326
Non-credit Impaired Loans
Accretable yield
Beginning Balance	1,265,752		1,297,725
Accretion	(192,826)		(268,063)
Change In Expected Cash Flows	32,806		236,090
Ending Balance	1,105,732		1,265,752
Carrying amount of loans
Beginning Balance	2,272,142		2,509,075
Accretion	192,826		268,063
Collections	(566,822)		(504,996)
Ending Balance	1,898,146	[1]	2,272,142
Less: Allowance for loan losses	(59,753)	[1]	(52,798)
Carrying amount, net of allowance	1,838,393	[1]	2,219,344
Credit Impaired Loans
Accretable yield
Beginning Balance	5,585		11,480
Accretion	(10,140)		(16,409)
Change In Expected Cash Flows	11,281		10,514
Ending Balance	6,726		5,585
Carrying amount of loans
Beginning Balance	172,030		318,872
Accretion	10,140		16,409
Collections	(105,815)		(163,251)
Ending Balance	76,355	[1]	172,030
Less: Allowance for loan losses	(3,810)	[1]	(26,048)
Carrying amount, net of allowance	$ 72,545	[1]	$ 145,982

[1]	The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31, 2015.